Revenues	12 Months Ended
Aug. 31, 2021
Revenues
Revenues

20. Revenues

	2021	2020	2019
	$	$	$
Sales of boats	2,080,110	2,249,107	2,664,001
Sales of parts and boat maintenance	75,205	167,263	171,217
Boat rental and boat club membership revenue	1,355,548	—	—
Other	2,925	803	34,159
	3,513,788	2,417,173	2,869,377

The geographical distribution of revenues from external customers is as follows:

			2021	2020	2019
	Sale of electric	Rental of
	boats	electric boats	Total	Total	Total
	$	$	$	$	$
Canada	571,216	—	571,216	827,057	1,003,365
USA	1,329,575	1,363,024	2,692,599	1,407,063	601,471
Other	249,973	—	249,973	183,053	1,264,541
	2,150,764	1,363,024	3,513,788	2,417,173	2,869,377